Share capital	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Share capital

Note 8.    Share capital

Common shares

					For the three months ended				For the nine months ended
$ millions, except number of shares		2019 Jul. 31		2019 Apr. 30		2018 Jul. 31		2019 Jul. 31		2018 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	444,650,308	$13,443	443,802,263	$13,350	444,690,997	$13,166	442,826,380	$13,243	439,313,303	$12,548
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	–	–	–	–	–	–	1,689,450	194
Acquisition of Wellington Financial	–	–	–	–	–	–	–	–	378,848	47
Equity-settled share-based compensation plans	50,773	5	172,074	18	159,232	16	350,637	37	797,799	78
Shareholder investment plan (1)	373,534	39	423,837	47	393,267	46	1,321,554	143	2,457,753	289
Employee share purchase plan	339,470	36	280,232	31	283,911	32	919,348	100	810,154	94
	445,414,085	13,523	444,678,406	13,446	445,527,407	13,260	445,417,919	13,523	445,447,307	13,250
Purchase of common shares for cancellation	–	–	–	–	(1,750,000)	(52)	–	–	(1,750,000)	(52)
Treasury shares	22,517	2	(28,098)	(3)	(60,238)	(7)	18,683	2	19,862	3
Balance at end of period (2)	445,436,602	$13,525	444,650,308	$13,443	443,717,169	$13,201	445,436,602	$13,525	443,717,169	$13,201
(1)

Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(2)	Excludes nil restricted shares as at July 31, 2019 (April 30, 2019: 409; July 31, 2018: 68,084).

Normal course issuer bid

On May 31, 2019, we announced that the Toronto Stock Exchange had accepted the notice of CIBC’s intention to commence a normal course issuer bid. Purchases under this bid will terminate upon the earlier of: (i) CIBC purchasing up to a maximum of 9 million common shares; (ii) CIBC providing a notice of termination; or (iii) June 3, 2020. Our previous bid terminated on June 3, 2019. No common shares have been purchased during the quarter.

Preferred shares

Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC)

On January 22, 2019, we issued 13 million Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49 shares) with a par value of $25.00 per share, for gross proceeds of $325 million. For the initial five-year period to the earliest redemption date of April 30, 2024, the Series 49 shares pay quarterly cash dividends, if declared, at a rate of 5.20%. On April 30, 2024, and on April 30 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.31%.

Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter. Holders of the Series 50 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.31%. Holders of the Series 50 shares may convert their shares on a one-for-one basis into Series 49 shares, subject to certain conditions, on April 30, 2029 and on April 30 every five years thereafter.

Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 49 shares at par on April 30, 2024 and on April 30 every five years thereafter; we may redeem all or any part of the then outstanding Series 50 shares at par on April 30, 2029 and on April 30 every five years thereafter.

Non-cumulative Rate Reset Class A Preferred Shares Series 51 (NVCC)

On June 4, 2019, we issued 10 million Non-cumulative Rate Reset Class A Preferred Shares Series 51 (NVCC) (Series 51 shares) with a par value of $25.00 per share, for gross proceeds of $250 million. For the initial five-year period to the earliest redemption date of July 31, 2024, the Series 51 shares pay quarterly cash dividends, if declared, at a rate of 5.15%. On July 31, 2024, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.62%.

Holders of the Series 51 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 52 (NVCC) (Series 52 shares), subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter. Holders of the Series 52 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.62%. Holders of the Series 52 shares may convert their shares on a one-for-one basis into Series 51 shares, subject to certain conditions, on July 31, 2029 and on July 31 every five years thereafter.

Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 51 shares at par on July 31, 2024 and on July 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 52 shares at par on July 31, 2029 and on July 31 every five years thereafter.

Non-cumulative Rate Reset Class A Preferred Shares Series 39 (NVCC) and Non-cumulative Floating Rate Class A Preferred Shares Series 40 (NVCC)

As disclosed in Note 15 to the 2018 annual consolidated financial statements, subject to certain conditions, holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 39 (NVCC) (Series 39 shares) had the option to convert their shares into Non-cumulative Floating Rate Class A Preferred Shares Series 40 (NVCC) (Series 40 shares) on a one-for-one basis on July 31, 2019. As the conditions for conversion were not met, no Series 40 shares were issued, and all of the Series 39 shares remain outstanding. The dividend on the Series 39 shares was reset to 3.713%, payable quarterly as and when declared by the Board of Directors of CIBC, effective for the five-year period commencing July 31, 2019.

Regulatory capital and leverage ratios

Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2019 Jul. 31	2018 Oct. 31
Common Equity Tier 1 (CET1) capital		$27,024	$24,641
Tier 1 capital	A	30,169	27,908
Total capital		36,084	32,230

Total risk-weighted assets (RWAs) (1)		236,836	n/a
CET1 capital RWA (1)		n/a	216,144
Tier 1 capital RWA (1)		n/a	216,303
Total capital RWA (1)		n/a	216,462

CET1 ratio		11.4%	11.4%
Tier 1 capital ratio		12.7%	12.9%
Total capital ratio		15.2%	14.9%
Leverage ratio exposure	B	$702,918	$653,946
Leverage ratio	A/B	4.3%	4.3%
(1)

During 2018, before any capital floor requirement, there were three different levels of RWAs for the calculation of CIBC’s CET1, Tier 1 and Total capital ratios as CIBC elected in 2014 to phase-in the credit valuation adjustment (CVA) capital charge as permitted under OSFI’s guideline. Beginning in the first quarter of 2019 the ratios are calculated by reference to the same level of RWAs as the phase-in of the CVA capital charge has been completed.

n/a	Not applicable.

Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based upon the risk-based capital standards developed by the Basel Committee on Banking Supervision.

CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWAs. OSFI currently expects D-SIBs to hold a 1.75% Domestic Stability Buffer (the Domestic Stability Buffer was increased from 1.50% to 1.75% effective April 30, 2019 and will be increased to 2.00% effective October 31, 2019). This results in current targets, including all buffers, for CET1, Tier 1 and Total capital ratios of 9.75%, 11.25%, and 13.25%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.

During the quarter ended July 31, 2019, we have complied with OSFI’s regulatory capital requirements.